Stockholders' Deficit - Schedule of Warrants Granted Using the Black-Scholes Valuation Model (Details)	Mar. 31, 2026	Dec. 31, 2025	Mar. 31, 2025	Dec. 31, 2024
Schedule of Warrants Granted Using the Black-Scholes Valuation Model [Line Items]
Warrants and Rights Outstanding, Measurement Input
Expected dividends [Member]
Schedule of Warrants Granted Using the Black-Scholes Valuation Model [Line Items]
Warrants and Rights Outstanding, Measurement Input	0	0	0
Minimum [Member] | Risk free interest rate [Member]
Schedule of Warrants Granted Using the Black-Scholes Valuation Model [Line Items]
Warrants and Rights Outstanding, Measurement Input	3.58	3.64	4.25
Minimum [Member] | Expected term (years) [Member]
Schedule of Warrants Granted Using the Black-Scholes Valuation Model [Line Items]
Warrants and Rights Outstanding, Measurement Input	3.92	1	1.5
Minimum [Member] | Expected volatility [Member]
Schedule of Warrants Granted Using the Black-Scholes Valuation Model [Line Items]
Warrants and Rights Outstanding, Measurement Input	80.5	86	86
Maximum [Member] | Risk free interest rate [Member]
Schedule of Warrants Granted Using the Black-Scholes Valuation Model [Line Items]
Warrants and Rights Outstanding, Measurement Input	3.82	4.37	4.37
Maximum [Member] | Expected term (years) [Member]
Schedule of Warrants Granted Using the Black-Scholes Valuation Model [Line Items]
Warrants and Rights Outstanding, Measurement Input	5	7	7
Maximum [Member] | Expected volatility [Member]
Schedule of Warrants Granted Using the Black-Scholes Valuation Model [Line Items]
Warrants and Rights Outstanding, Measurement Input	82.8	108	98